Related Party Disclosures (Details)	Oct. 31, 2025
Naxos One Holding Limited [Member]
Related Party Disclosures [Line Items]
Interest rate	12.00%
KOLO [Member]
Related Party Disclosures [Line Items]
Interest rate	12.00%